SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and its Affiliated PRC Entities in which it has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, as Dangdang Information demonstrates its ability to control Dangdang Kewen through the Company's rights to all the residual benefits of Dangdang Kewen and its obligation to fund losses of Dangdang Kewen, its subsidiaries and Affiliated PRC Entities are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and Affiliated PRC Entities have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, sales returns, vendor and customer incentives, allowances for doubtful accounts, lower of cost and market of inventories, useful lives of long-lived assets, realization of deferred tax assets, share-based compensation expense and uncertain tax positions. Actual results could materially differ from those estimates.

Foreign currency translation and transactions

The functional currency of the Company is the United States dollar (“US$”). The Company's subsidiaries and Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Foreign exchange gains and losses are included in the consolidated statements of comprehensive (loss) income.

Convenience translation

Amounts in U.S. dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2046 to US$1.00 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash represents deposits not readily available to the Company. Restricted cash as at December 31, 2013 and 2014 mainly represented cash pledged as security deposits of bankers' acceptance notes.

Time deposits

Time deposits represent interest-bearing deposits held in commercial banks with original stated maturities of more than three months.

Investments

The Company accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities (“ASC 320”). According to ASC 320, the investments in debt securities are accounted for as either “held-to-maturity”, “trading” or “available-for-sale”.

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of comprehensive (loss) income. No impairment loss was recognized on the held-to-maturity securities for any of years presented. As of December 31, 2014, all of the held-to-maturity investments were wealth investment products purchased from commercial banks in the PRC and all of them had matured in January, 2015.

	As of December 31, 2014
	Amortized cost	Gross holding unrealized gain*	Fair value
	RMB	RMB	RMB	US$
Held-to-maturity investments
Fixed-rate investment	100,000	437	100,437	16,187
Adjustable-rate investment	250,000	3,830	253,830	40,910

*The gross holding unrealized gain was interest income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive (loss) income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in the consolidated statements of comprehensive (loss) income when the decline in value is determined to be other-than-temporary. During the year ended December 31, 2014, realized gain on the available-for-sale investments upon their sales were reclassified out of accumulated other comprehensive income in its entirety and were then recorded in “interest income” in the consolidated statement of comprehensive (loss) income totaled RMB2,541 (US$410).

Derivative financial instruments

ASC 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive (loss) income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative financial instruments are determined at discrete points in time based on the relevant market information.

Inventories

Inventories, consisting of products available for sale and packaging material, are accounted for using the first-in first-out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

In accordance with its policy, the Company reviews the estimated obsolete inventories on an ongoing basis. In 2012, the review indicated that the Company's inventories were less susceptible to obsolescence and changes in the marketplace. As a result, effective from January 1, 2012, the Company changed its estimates of the obsolete inventories to better reflect the utility of the inventory. The change in estimate resulted in a decrease of loss from operations and net loss by approximately RMB23,490 or RMB0.56 per basic and diluted Class A and Class B shares for the year ended December 31, 2012. There was no significant change in the estimates of the obsolescence for the years ended December 31, 2013 and 2014.

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%
Buildings	40 years	0%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss) income.

The Company constructs certain of its fixed assets. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and depreciation of these assets commences when they are ready for their intended use.

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for any of the years presented.

Prepaid land lease payments

Prepaid land lease payments represent amount paid for the right to use land in the PRC and is recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the term of the land use right agreement, which is 50 years.

Fair value measurement of financial instruments

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Company's financial condition, results of operations, or cash flows, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying values of the Company's financial instruments are in the form of cash and cash equivalents, restricted cash, time deposits, held-to-maturity investments, derivative instruments, accounts receivable, amounts due from and due to related parties, other receivables, accounts payable, and other current liabilities. The carrying amounts of these financial instruments, except for derivative instruments and held-to-maturity investments, approximate their fair values because of their generally short maturities under level 2. Derivative instruments were adjusted to fair value at each reporting date. The carrying amounts of held-to-maturity investments approximate their fair values due to the fact that the related interest rates approximate the rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Revenue

Revenue recognition

The Company's principal business is to sell media products and general merchandise sourced from publishers, manufacturers and distributors in China, operate the dangdang.com marketplace program, under which third-party merchants sell general merchandise as well as render advertising services on the Company's internet platform. In accordance with ASC 605, Revenue Recognition (“ASC 605”), the Company records product sales and related costs on a gross basis when it is the primary obligor in a transaction. When the Company is not the primary obligor in a transaction and is instead acting as an agent, such as in transactions on the Company's marketplace program, fees earned are recorded on a net basis.

Revenue is recorded net of value-added tax.

Product revenue

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition (“SAB 104”), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Customers place their orders for products online fixing the related selling price and shipping charge. Payment for the purchased product is made either before delivery or upon delivery. The Company has more recently expanded its bulk sales capability to broaden the Company's sales channels and allow customers to purchase media products and general merchandise in bulk. The selling price is negotiated separately and usually received in advance before the order is confirmed and delivered. Revenue, net of discounts and return allowances, is recorded when title passes to customers upon delivery. Return allowances, which reduce product revenue, are estimated based on historical experience. Shipping charges to customers are included in product revenue and totaled RMB28,964, RMB48,407 and RMB53,828 (US$8,675) for the years ended December 31, 2012, 2013 and 2014, respectively.

Other revenue

Other revenue primarily consists of fees charged to third-party merchants participating in the Company's marketplace program as well as advertising revenue. The fees are derived from a service charge to participate in the program for a designated period of time, a percentage of the transaction value and a fixed commission. Fee revenue is recognized ratably over the period of the arrangement, generally up to one year. Fees from transactions are recognized when the transaction is completed and collectability is reasonably assured. The Company recognizes advertising revenue based on the revenue recognition criteria in accordance with SAB 104.

Discount coupons

The Company periodically provides discount coupons to its customers for use in purchases that require a minimum transaction value. Coupons may be granted to customers to incentivize a current purchase. Discounts for current purchases are treated as a reduction of revenue for the related transaction. Coupons may also be given to a customer that has made a purchase of a minimum value but for which may only be used in a future purchase. During the years ended December 31, 2013 and 2014, the Company made extensive use of such coupons to incentivize future purchases. When the right to purchase discounted products in the future does not represent a significant and incremental discount to the customer, such right is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605. The discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized. When the right to discounts for future purchases represents a significant and incremental discount to the customer, such right is accounted for as a separate element under ASC 605. As of December 31, 2013 and 2014, the outstanding coupons did not represent a significant and incremental discount to the customers.

Gift cards

The Company records deferred revenue when it sells gift cards. The Company records revenue when a customer redeems the gift card and unredeemed amounts are recorded in other revenue when the gift card expires. Pursuant to a new rule released by the PRC government effective from November 1, 2012, the Company changed the expiry date of gift cards sold after the effective date to three years from the date of sale. Previously gift cards generally expired one year from the date of sale.

Loyalty programs

Customers may earn loyalty points from the purchase of merchandise from the Company. Points are earned based on the amount and types of merchandise purchased and expire at the end of the next calendar year. Customers may redeem the loyalty points for discount coupons to be used on future purchases of selected items on the Company's internet platform or exchanged for discount coupons for third-party products or services. The Company does not pay nor has any obligations to the third-party providers. Instead, such program allows third-party providers a channel to the Company's customers. In addition, customers may attain a tiered membership status based on the value of merchandise purchased over the past twelve months. Membership status entitles the holder to certain discounts on future purchases of selected items on the Company's internet platform. Membership status is subject to renewal every twelve months. The Company accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Value-added tax

Pursuant to the Notice Regarding the Continuation of Value-added Tax and Business Tax Preferential Policies for the Public Cultural Industry promulgated by the Ministry of Finance and the State Administration of Taxation in December 2013, or Circular 87, value-added tax is exempted for the wholesale and retail of books from January 1, 2013 to December 31, 2017. According to Circular 87, the exempted value-added tax or business tax that have been collected before the issuance of Circular 87 can be used to offset future value-added tax and business tax, or be refunded. The Company's PRC subsidiaries and Affiliated PRC Entities have been approved for value-added tax exemption from the wholesale and retail of books since January 1, 2014. As for the value-added tax that had been paid in 2013, such entities applied for tax refunds and received value-added tax refunds from the relevant governmental authorities amounting to RMB106,025 (US$ 17,088) during the year ended December 31, 2014 . The value-added tax refunds are included in government grants and value-added tax refunded in the consolidated statements of comprehensive (loss) income.

Cost of revenue

Cost of revenue represents cost of goods sold including the purchase price of consumer products and content sold by the Company as well as packaging supplies. Dangdang Information is subject to other surcharges related to value-added tax on the revenue earned for exclusive technical support provided to Dangdang Kewen, pursuant to the Contractual Agreements (note 1). Such other surcharges related to value-added tax have been insignificant for the years presented.

Rebates and promotion fees

The Company has agreements to receive consideration from certain of its vendors, including rebates for products it sells over a period of time as well as for promoting vendors' products during the year. The rebates are not sufficiently separable from the Company's purchase of the vendors' products and they do not represent a reimbursement of costs incurred by the Company to sell vendors' products. Rebates which are based on the volume of sales to the Company's customers for a specified period are accounted for as a reduction of “cost of revenues” when the volume thresholds are met and the amount of rebate is determinable. Promotion fees related to specific inventory sold are recorded as a reduction of “cost of revenues” when the item is sold. Rebates and promotion fees that are not linked to the volume of sales to the Company's customers or specific inventory sold are allocated between “cost of revenues” and “inventories” based on purchases for the year. Rebates and promotion fees recorded as a reduction of “cost of revenues” totaled RMB308,162, RMB390,855 and RMB556,811 (US$89,742) for the years ended December 31, 2012, 2013 and 2014, respectively.

Fulfillment

Fulfillment costs represent those costs incurred in out-bound shipping and operating and staffing the Company's fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and responding to inquiries from customers. Fulfillment costs also include amounts payable to third parties that assist the Company in fulfillment and customer service operations. Out-bound shipping costs totaled RMB376,987, RMB368,517 and RMB363,000 (US$58,505) for the years ended December 31, 2012, 2013 and 2014, respectively.

Marketing

Marketing costs consist primarily of advertising costs, promotion costs relating to marketing activities and payroll and related expenses for personnel engaged in marketing, business development and selling activities.

Advertising costs, expensed as incurred, totaled RMB185,346, RMB250,068 and RMB363,018 (US$58,508), in the years ended December 31, 2012, 2013 and 2014, respectively.

Technology and content

Technology and content expenses consist principally of payroll and related expenses for employees involved in category expansion, application development, platform development, editorial content, and systems support, as well as costs and depreciation associated with the computing, storage and telecommunications infrastructure used internally and supporting online activities.

Technology and content costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal, and human relations, among others; costs associated with use by these functions of facilities and equipment, such as depreciation expense and rent; and other general corporate costs.

Leases

The Company enters into operating leases wherein payments are recognized as an expense on a straight-line basis over the lease term. The Company had no capital leases for any of the years stated herein.

Comprehensive (loss) income

Comprehensive (loss) income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive (loss) income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company's comprehensive (loss) income includes net (loss) income, unrealized gains on available-for-sale investments and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive (loss) income. The Company adopted Accounting Standards Update (“ASU”) No. 2013-02 (“ASU 2013-02”), Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, by presenting items of net (loss) income and other comprehensive (loss) income in one single continuous statement.

Government grants

Government grants received in connection with the business achievements reward or return of taxation contribution made by the Company are recognized as other operating income when received and when the Company has no further obligation.

Government grants received in connection with the maintenance of the Company's operations in specific locations are recognized as deferred government grants when received and recorded as other operating income over the period the attached conditions are met and the government grants are earned.

If the purpose of the government grant is specifically defined in the terms and conditions of the contract, the grant received is recorded as an offset to the specified expense. The amount recorded to offset fulfillment expenses for the year ended December 31, 2012, 2013 and 2014 was RMB nil, RMB 10,000 and RMB nil (US$ nil), respectively.

Income tax

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statement of comprehensive (loss) income.

In accordance with the provisions of ASC 740, Income Taxes, the Company recognizes in its financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company's estimates. As each audit is concluded, adjustments, if any, are recorded in the Company's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Company's employees and directors participate in the Company's 2004 and 2010 Share Incentive Plan. The Company applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

In accordance with ASC 718, the Company records the incremental fair value, if any, of the modified award, as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(Loss) income per share

(Loss) income per share is calculated in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic (loss) income per common share is computed by dividing net (loss) income attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net (loss) income is allocated between the Class A and Class B common shares and other participating securities based on their participating rights. Diluted (loss) income per common share reflects the potential dilution that could occur if securities to issue common shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted (loss) income per share by application of the treasury stock method. Dilutive equivalent shares are excluded from the computation of diluted (loss) income per share if their effects would be anti-dilutive. The computation of the dilutive net (loss) income per share of Class A common share assumes the conversion of Class B common shares, while the diluted income per share of Class B common share does not assume the conversion of those shares.

The rights of the holders of the Company's Class A and Class B common shares are identical, except with respect to voting rights and conversion rights. In accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B common shares as if the income for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed income is allocated on the proportionate basis of the weighted average number of respective common shares.

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company's chief operating decision maker, who has been identified as the executive chairwoman of the board of directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the internet. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, time deposits, held to maturity investments, accounts receivable and other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2014, substantially all of the Company's cash and cash equivalents, restricted cash, time deposits and held to maturity investments were managed by financial institutions of Mainland China and Hong Kong, which management believes are of high credit quality. As of December 31, 2013 and 2014, the Company had RMB331,101 and RMB476,770 (US$76,841) in cash and cash equivalents, restricted cash, held to maturity investments and time deposits in branches located in the Mainland China and also had RMB882,358 and RMB922,265 (US$148,642) located outside Mainland China, respectively

Accounts receivable are typically unsecured and are derived from revenue earned from customers and collected on behalf by third party couriers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its couriers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

There are no revenues from customers or purchases from suppliers which individually represent greater than 10% of the total revenues and purchases for the years ended December 31, 2012, 2013 and 2014.

Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the U.S. dollar against RMB was approximately 1.89% and 0.81%  in 2013 and 2014, respectively, though at times the Renminbi has depreciated against the U.S. dollar as well. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the U.S. dollar in the future.

Business risk

Foreign ownership of internet-based businesses is subject to significant restrictions under current PRC laws and regulations. Foreign investors are not allowed to own more than 50% equity interest in any entity with an Internet content distribution business. Currently, the Company conducts its operations in China through a series of contractual arrangements entered into among Dangdang Information, Dangdang Kewen and its shareholders.

In the opinion of the Company's management and Beijing DHH Law Firm, our PRC legal counsel, (i) the ownership structure of the Company's PRC subsidiaries and the Affiliated PRC Entities is in compliance with PRC laws, (ii) each of the Company's PRC subsidiaries and Affiliated PRC Entities has the corporate power, authority and legal right to enter into, execute, deliver and perform its obligations under each of the Contractual Agreements to which it is a party, (iii) each of the Contractual Agreements, to which any of the Company's PRC subsidiaries, the Affiliated PRC Entities or Peggy Yu Yu and Guoqing Li is a party, constitute legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms, (iv) the execution, delivery and performance by each of the Company's PRC subsidiaries, the Affiliated PRC Entities or Peggy Yu Yu and Guoqing Li of each of the Contractual Agreements to which it/he/she is a party do not result in: in case of any of the Company's PRC subsidiaries or the Affiliated PRC Entities, any violation of the provisions of the articles of association or business licenses of such PRC subsidiaries or such Affiliated PRC Entities, and any violation of any explicit provisions of the applicable PRC laws.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, there can be no assurance that the PRC regulatory authorities will not in the future take a view that is contrary to the opinion of our PRC legal counsel.

If the Company's ownership structure and the Contractual Arrangements were found to be in violation of any existing or future PRC laws or regulations by the relevant regulatory authorities, the Company may be subject to penalties, which may include but not be limited to, revocation of the business licenses or operating licenses of the Company's PRC subsidiaries or Affiliated PRC Entities, being required to restructure the Company's operations or discontinue the Company's operating activities. If any of these penalties results in the Company's inability to direct the activities of Dangdang Kewen that most significantly impact its economic performance, and/or the Company's failure to receive the economic benefits from Dangdang Kewen, the Company may not be able to consolidate the entity in our consolidated financial statements in accordance with U.S. GAAP.

In addition, if Dangdang Kewen and its subsidiary or their shareholders fail to perform their obligations under the Contractual Arrangements, the Company may have to incur substantial costs and expend resources to enforce the Company's rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company's ability to enforce these Contractual Arrangements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Arrangements, the Company may not be able to exert effective control over its PRC Affiliated Entities, and the Company's ability to conduct its business may be negatively affected.

Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements - Going Concern”. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not anticipate that this adoption will have a significant impact on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) - Amendments to the Consolidation Analysis”, which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2015-02 on its consolidated financial statements

Comparative information

Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.